Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Reconciliation Of The Statutory U.S. Federal Income Tax And The Income Tax Provision
A reconciliation of the statutory U.S. Federal income tax and the income tax provision included in the accompanying consolidated statements of operations is as follows (in thousands):

Year Ended December 31, 2019	Total
Statutory rate	21%
Tax (benefit) expense at statutory rate	$(99)
State income tax (benefit) expense	321
Permanent difference	—
Return to provision	(40)
Stock Compensation Tax Deficit - ASU 2016-09	4
2019 NOL Expiration	557
Net change in deferred tax asset valuation allowance	(771)
Total income tax provision (benefit)	$(28)

Year Ended December 31, 2018	Total
Statutory rate	21%
Tax (benefit) expense at statutory rate	$326
State income tax (benefit) expense	95
Permanent difference	1
Return to provision	152
Net change in deferred tax asset valuation allowance	(591)
Total income tax provision (benefit)	$(17)

Schedule Of Deferred Tax Assets And Liabilities
The Company’s deferred tax assets and liabilities are as follows: (in thousands)

	Year Ended December 31,
	2019	2018
Net deferred tax assets (liabilities):
Net operating loss carryforwards	$9,119	$9,675
Oil and gas properties	1,054	1,327
Property, Plant and Equipment	(5)	(163)
Asset retirement obligation	500	592
Tax credits	65	130
Miscellaneous	36	45
Valuation allowance	(10,704)	(11,476)

Net deferred tax asset	$65	$130